Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2022	2021
Restricted share unit plan	19(a)	$2,154	$2,335
Performance restricted share unit plan	19(b)	2,522	2,165
Deferred stock unit plan	19(c)	104	7,106
		$4,780	$11,606

Schedule of restricted share unit plan activity

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2020	641,471	10.34
Granted	144,383	19.97
Vested	(220,116)	8.44
Forfeited	(12,327)	13.01
Outstanding at December 31, 2021	553,411	13.55
Granted	167,631	15.55
Vested	(169,689)	14.13
Forfeited	(15,455)	13.41
Outstanding at December 31, 2022	535,898	14.44

Schedule of performance restricted share units

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2020	492,557	8.86
Granted	112,079	20.04
Vested	(178,067)	8.24
Outstanding at December 31, 2021	426,569	12.06
Granted	116,775	15.55
Vested	(111,630)	14.13
Outstanding at December 31, 2022	431,714	12.47

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2022 and 2021 using a Monte Carlo simulation with the following assumptions:

	2022	2021
Risk-free interest rate	3.14%	0.65%
Expected volatility	48.70%	50.96%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2020	1,005,503
Granted	66,265
Redeemed	(139,124)
Outstanding at December 31, 2021	932,644
Granted	87,569
Redeemed	—
Outstanding at December 31, 2022	1,020,213

Schedule of stock options activity

	Number of options	Weighted-average exercise price $ per share
Outstanding at December 31, 2020	125,000	4.16
Exercised(i)	(125,000)	4.16
Outstanding at December 31, 2021	—	—
(i) All stock options exercised resulted in new common shares being issued (note 16(a)).